Assets pledged as collateral - Schedule of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments Owned And Pledged As Collateral [Line Items]
Borrowing Securities And Securities Held As Collateral That Group Provides As Collateral For Liabilities Or Contingent Liabilities	₩ 4,986,339	₩ 6,165,555
Due from banking institutions | Shinhan Banks and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 1,163,138
Reasons of pledge		Borrowings from bank and others
Due from banking institutions | KEB Hana Bank and others [Member]
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,263,167
Reasons of pledge	Borrowings from bank and others
Financial assets at fair value through profit or loss
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 12,307,197	₩ 19,024,219
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 3,841,536	₩ 8,689,639
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 7,063,541	₩ 9,294,924
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through profit or loss | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 34,071
Reasons of pledge	Borrowings from the Bank of Korea
Financial assets at fair value through profit or loss | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 236,832
Reasons of pledge	Settlement risk of the Bank of Korea
Financial assets at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,131,217	₩ 1,039,656
Reasons of pledge	Derivatives transactions	Derivatives transactions
Financial assets at fair value through other comprehensive income
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 15,617,922	₩ 8,373,487
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 5,625,270	₩ 2,048,029
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,592,460	₩ 1,523,593
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 5,495,686	₩ 2,843,426
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,782,507	₩ 1,249,049
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,121,999	₩ 709,390
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 12,599,895	₩ 9,704,231
Securities measured at amortized cost | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,307,499	₩ 494,973
Reasons of pledge	Repurchase agreements	Repurchase agreements
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,020,539	₩ 4,847,855
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 5,047,277	₩ 3,948,622
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 327,684	₩ 144,014
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | Others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 268,767
Reasons of pledge		Others
Securities measured at amortized cost | Korea Exchange and others [Member]
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 896,896
Reasons of pledge	Others
Loans | Others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 12,863,079	₩ 9,659,575
Reasons of pledge	Covered bond and others	Covered bond and others
Real estate
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 55,485,263	₩ 49,523,203
Real estate | LGIM COMMERCIAL LENDING Ltd and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 834,003	₩ 1,598,553
Reasons of pledge	Borrowings from bank and others	Borrowings from bank and others